Income tax credit - Additional information (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income tax credit
Unused potential tax losses for which no deferred tax asset is recognized	£ 116,000	£ 92,000
Deferred tax assets or liabilities recognized	£ 0